Acquisitions - Additional Information (Detail) $ in Thousands				1 Months Ended	12 Months Ended
	Aug. 01, 2019 USD ($) Location shares	Apr. 02, 2019 USD ($) Location shares	Aug. 23, 2018 USD ($) shares	Nov. 26, 2019 USD ($) Location shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Proceeds from non-controlling interest for Business Acquisition					$ 17,000
N&S Supply of Fishkill, Inc
Business Acquisition [Line Items]
Number of locations in which the company operates | Location				7
Cash consideration				$ 12,000
Stock issued for acquisition | shares				22,435
Fair value of equity shares issued				$ 4,032	4,032
Number of years goodwill is deductible for tax purposes				15 years
Goodwill Acquired				$ 2,722
Peirce Phelps PPI [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location	19
Business combination recognized identifiable assets acquired and liabilities assumed net	$ 85,000
Cash consideration	$ 10,000
Stock issued for acquisition | shares	372,543
Fair value of equity shares issued	$ 58,344				58,344
Proceeds from non-controlling interest for Business Acquisition	17,000
Goodwill and intangibles acquired	28,884
intangible assets acquired	$ 19,000
Amortization period	18 years
Number of years goodwill is deductible for tax purposes	15 years
Goodwill Acquired	$ 9,884
Peirce Phelps PPI [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
intangible assets acquired	5,500
Peirce Phelps PPI [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
intangible assets acquired	$ 13,500
Alert Labs Inc
Business Acquisition [Line Items]
Cash consideration			$ 5,889
Fair value of equity shares issued						$ 6,846
Amortization period			7 years
Adjustment related to previously held equity interest			$ 171
Contingent consideration performance measurement period			3 years
Intangibles and goodwill acquired			$ 15,403
Fair value of intangible assets			1,640
Alert Labs Inc | Patented And Unpatented Technology [Member]
Business Acquisition [Line Items]
Fair value of intangible assets			1,600
Alert Labs Inc | Customer Relationships [Member]
Business Acquisition [Line Items]
Fair value of intangible assets			$ 40
Dunphey Associates Supply Co [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location		7
Cash consideration		$ 16,758
Stock issued for acquisition | shares		50,952
Fair value of equity shares issued		$ 6,891			$ 6,891
Goodwill and intangibles acquired		8,974
intangible assets acquired		$ 5,300
Number of years goodwill is deductible for tax purposes		15 years
Dunphey Associates Supply Co [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
intangible assets acquired		$ 2,800
Amortization period		15 years
Dunphey Associates Supply Co [Member] | Trade Names And Distribution Rights [Member]
Business Acquisition [Line Items]
intangible assets acquired		$ 2,500
Stock consideration [Member] | Alert Labs Inc
Business Acquisition [Line Items]
Stock issued for acquisition | shares			23,873
Business acquisition, fair value of common stock			$ 3,991
Contingent consideration [Member] | Alert Labs Inc
Business Acquisition [Line Items]
Stock issued for acquisition | shares			23,230
Contingent consideration			$ 3,026